Significant capital and funding transactions - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions						3 Months Ended
	Jan. 30, 2026 USD ($) $ / shares	Jan. 27, 2026 USD ($)	Jan. 24, 2026 $ / shares shares	Dec. 08, 2025 $ / shares shares	Nov. 24, 2025 $ / shares shares	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Issue of preferred shares and other equity instruments | $						$ 1,351	$ 1,386
Repayments of subordinated liabilities | $						$ 2,035	$ 1,500
January 27, 2026 [member] | Subordinated debenture [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings interest rate		4.65%
Repayments of subordinated liabilities | $		$ 1,500
Limited Recourse Capital Notes Series Eight [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Equity instrument conversion floor price	$ 5
Debt instrument variable interest rate spread	2.45%
Debt instrument fixed interest rate	6.50%
Issue of preferred shares and other equity instruments | $	$ 1,000
Limited Recourse Capital Notes Series Eight [Member] | Fixed interest rate [member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity	May 24, 2033
Limited Recourse Capital Notes Series Eight [Member] | U S Treasury Rate [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Borrowings, maturity	May 24, 2086
Series CA Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Preferred shares issued price per share	$ 1,000
Proceeds from issuing shares | $	$ 1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Percentage of principal amount			100.00%
Number of shares redeemed during period | shares			1,250,000
Series BR Non Cumulative Five Year Fixed Rate Reset First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share			$ 1,000
Number of shares redeemed during period | shares			1,250
Series BF On Non Cumulative Reset Five Year Rate First Preference Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share					$ 25
Number of shares redeemed during period | shares					12,000
Series BI Non Cumulative Fixed Rate First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share				$ 25
Number of shares redeemed during period | shares				6,000
Series BH Non Cumulative Fixed Rate First Preferred Shares [Member]
Disclosure Of Significant Capital And Funding Transactions [Line Items]
Redemption price per share				$ 25
Number of shares redeemed during period | shares				6,000